UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

              NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO
               RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Investment Company Act file number: 811-02365

                      PROSPECT STREET(R) INCOME SHARES INC.
                      -------------------------------------
             (Exact Name of the Registrant as Specified in Charter)

                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               Dallas, Texas 75240
               (Address of Principal Executive Offices - Zip Code)

     The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission ("Commission") that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the "Act").

(1) TITLE OF CLASS OF SECURITIES OF PROSPECT STREET(R) INCOME SHARES INC. ("FUND") TO BE REDEEMED:

Series T Auction Rate Cumulative Preferred Shares ("Preferred Shares")

(2) DATE ON WHICH THE SECURITIES ARE TO BE REDEEMED:

The Preferred Shares will be redeemed on July 16, 2008.

(3) APPLICABLE PROVISIONS OF THE GOVERNING INSTRUMENT PURSUANT TO WHICH THE SECURITIES ARE TO BE REDEEMED:

The Preferred Shares are to be redeemed pursuant to Sections 3(a)(i) and (b) of the Fund's Articles Supplementary Creating Auction Rate Cumulative Preferred Shares, Series T.

(4) NUMBER OF SHARES AND THE BASIS UPON WHICH THE SECURITIES TO BE REDEEMED ARE TO BE SELECTED:

The Fund intends to redeem all of the outstanding Preferred Shares.

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                                    SIGNATURE

     Pursuant to Rule 23c-2 under the Act, the Fund has caused this notification to be duly executed on its behalf in the City of Dallas and the State of Texas on the 6th day of June, 2008.

                                        Prospect Street(R) Income Shares Inc.


                                        By:    /s/ M. Jason Blackburn
                                           ---------------------------------
                                        Name:  M. Jason Blackburn
                                        Title: Treasurer and Secretary